Unaudited interim consolidated statements of financial position - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 98,589	$ 404,601
Other receivables	23,918	29,367
Financial assets at fair value through profit or loss	0	6,530
Prepayments and deposits	25,586	11,888
Current assets excluding assets classified as held for sale	148,093	452,386
Assets held for sale	10,696	0
Total current assets	158,789	452,386
Non-current assets
Property, plant and equipment	965,994	441,371
Right-of-use assets	2,425	1,549
Computer hardware prepayments	130,498	239,841
Prepayments and deposits	22,924	17,459
Other assets	581	427
Total non-current assets	1,122,422	700,647
Total assets	1,281,211	1,153,033
Current liabilities
Trade and other payables	120,757	32,119
Lease liabilities	368	214
Income tax	2,647	1,389
Employee benefits	3,722	1,342
Deferred revenue	2,349	2,558
Provisions	16,196	13,375
Total current liabilities	146,039	50,997
Non-current liabilities
Lease liabilities	2,232	1,441
Deferred tax liabilities	3,189	3,125
Employee benefits	203	119
Total non-current liabilities	5,624	4,685
Total liabilities	151,663	55,682
Equity
Issued capital	1,843,183	1,764,289
Foreign currency translation reserve	(33,143)	(34,993)
Share-based payments reserve	54,446	51,286
Accumulated losses	(734,938)	(683,231)
Total equity	1,129,548	1,097,351
Total liabilities and equity	$ 1,281,211	$ 1,153,033